STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Brazil - 4.6%
Ambev SA	86,518	$203,107
B3 SA - Brasil Bolsa Balcao	106,756	221,012
Banco BTG Pactual SA	25,458	163,948
Banco do Brasil SA	54,528	288,675
Banco Santander Brasil SA	73,265	408,329
Centrais Eletricas Brasileiras SA	12,592	91,762
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,633	104,095
Energisa SA	11,157	97,140
Equatorial Energia SA	18,526	109,566
Klabin SA	21,349	94,563
Petroleo Brasileiro SA	72,648	620,067
Prio SA	17,701	164,104
Raia Drogasil SA	23,010	113,619
Rumo SA	23,673	92,046
Suzano SA	14,700	165,497
Vale SA	59,357	723,014
Vibra Energia SA	23,556	106,471
WEG SA	31,221	238,580
		4,005,595

Greece - 0.2%
National Bank of Greece SA(a)	17,801	143,619

Hungary - 0.2%
OTP Bank Nyrt	4,266	211,685

India - 27.5%(b)
Adani Enterprises Ltd.	5,135	187,998
Adani Green Energy Ltd.(a)	8,698	187,400
Adani Ports & Special Economic Zone Ltd.	17,078	271,185
Adani Power Ltd.(a)	31,638	232,234
Apollo Hospitals Enterprise Ltd.	1,939	138,206
Asian Paints Ltd.	8,816	303,872
Avenue Supermarts Ltd.(a)(c)	4,522	249,512
Axis Bank Ltd.	54,001	754,585
Bajaj Auto Ltd.	2,619	279,479
Bajaj Finance Ltd.	4,998	414,734
Bajaj Finserv Ltd.	9,890	191,432
Bank of Baroda	39,036	131,701
Bharat Electronics Ltd.	69,963	196,004
Bharti Airtel Ltd.	43,853	694,984
Britannia Industries Ltd.	2,053	117,515
Cholamandalam Investment and Finance Co. Ltd.	8,521	121,867
Cipla Ltd.	9,921	166,467

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
India - 27.5%(b) (Continued)
Coal India Ltd.	31,340	$170,642
DLF Ltd.	12,176	130,149
Dr Reddy's Laboratories Ltd.	2,175	161,732
Eicher Motors Ltd.	2,378	131,030
Godrej Consumer Products Ltd.	7,180	104,943
Grasim Industries Ltd.	6,508	188,108
HCL Technologies Ltd.	18,328	300,194
HDFC Bank Ltd.	138,583	2,524,803
HDFC Life Insurance Co. Ltd.(c)	18,011	125,990
Hero MotoCorp Ltd.	2,099	114,289
Hindalco Industries Ltd.	24,183	186,772
Hindustan Aeronautics Ltd.	4,373	206,466
Hindustan Unilever Ltd.	15,466	413,443
ICICI Bank Ltd.	123,815	1,707,134
Indian Hotels Co. Ltd.	16,617	114,864
IndusInd Bank Ltd.	11,860	215,448
Infosys Ltd.	59,613	1,014,946
InterGlobe Aviation Ltd.(a)(c)	2,499	119,274
ITC Ltd.	125,259	654,021
Jio Financial Services Ltd.(a)	54,699	247,153
JSW Steel Ltd.	16,378	173,170
Kotak Mahindra Bank Ltd.	25,484	496,004
Larsen & Toubro Ltd.	18,682	804,791
Mahindra & Mahindra Ltd.	16,451	425,165
Maruti Suzuki India Ltd.	2,436	374,219
Max Healthcare Institute Ltd.	12,809	129,002
Nestle India Ltd.	6,648	199,783
NTPC Ltd.	90,889	395,642
Oil & Natural Gas Corp. Ltd.	51,730	175,365
Power Finance Corp. Ltd.	36,590	193,637
Power Grid Corp. of India Ltd.	79,858	288,905
REC Ltd.	30,936	188,038
Reliance Industries Ltd.	57,563	2,024,178
SBI Life Insurance Co. Ltd.(c)	7,723	132,969
Shriram Finance Ltd.	5,236	160,131
Siemens Ltd.	1,604	112,302
State Bank of India	57,461	569,023
Sun Pharmaceutical Industries Ltd.	19,368	348,682
Tata Consultancy Services Ltd.	16,828	770,575
Tata Consumer Products Ltd.	10,397	138,112
Tata Motors Ltd.	31,753	383,572
Tata Power Co. Ltd.	27,355	147,289
Tata Steel Ltd.	140,271	277,394

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
India - 27.5%(b) (Continued)
Tech Mahindra Ltd.	10,513	$159,201
Titan Co. Ltd.	7,024	302,158
Trent Ltd.	3,850	203,486
TVS Motor Co. Ltd.	4,380	108,140
UltraTech Cement Ltd.	2,245	268,310
Varun Beverages Ltd.	9,030	160,115
Wipro Ltd.	22,793	126,318
Zomato Ltd.(a)	121,686	281,696
		23,987,948

Indonesia - 2.6%
Amman Mineral Internasional PT(a)	240,958	143,745
Astra International Tbk PT	336,814	106,678
Bank Central Asia Tbk PT	1,023,819	617,061
Bank Mandiri Persero Tbk PT	718,599	304,941
Bank Negara Indonesia Persero Tbk PT	296,674	95,790
Bank Rakyat Indonesia Persero Tbk PT	1,399,153	425,081
Barito Renewables Energy Tbk PT	320,038	181,571
Chandra Asri Pacific Tbk PT	384,459	179,107
Telkom Indonesia Persero Tbk PT	917,308	178,836
		2,232,810

Kuwait - 1.0%
Kuwait Finance House KSCP	189,551	442,675
National Bank of Kuwait SAKP	153,190	429,807
		872,482

Malaysia - 0.6%
CIMB Group Holdings Bhd	92,303	127,841
Malayan Banking Bhd	90,267	184,034
Public Bank Bhd	208,715	180,179
		492,054

Mexico - 3.6%
America Movil SAB de CV(a)	583,110	555,512
Cemex SAB de CV(a)	283,153	223,967
Fomento Economico Mexicano SAB de CV	42,478	499,597
Grupo Comercial Chedraui SAB de CV	19,574	144,131
Grupo Financiero Banorte SAB de CV	55,107	546,607
Grupo Mexico SAB de CV - Class B	123,799	765,019
Wal-Mart de Mexico SAB de CV	100,872	375,972
		3,110,805

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
Peru - 0.4%
Credicorp Ltd.	808	$133,813
Southern Copper Corp.	1,688	196,939
		330,752

Philippines - 0.8%
Bank of the Philippine Islands	54,490	120,264
BDO Unibank, Inc.	52,411	134,456
International Container Terminal Services, Inc.	21,057	120,652
SM Investments Corp.	11,610	190,926
SM Prime Holdings, Inc.	217,510	105,237
		671,535

Poland - 1.1%
Bank Polska Kasa Opieki SA	4,121	171,691
Dino Polska SA(a)(c)	933	89,680
Orlen SA	11,493	188,244
Powszechna Kasa Oszczednosci Bank Polski SA	17,178	257,052
Powszechny Zaklad Ubezpieczen SA	11,155	141,019
Santander Bank Polska SA	652	90,139
		937,825

Qatar - 0.8%
Commercial Bank PSQC/The	48,664	55,507
Industries Qatar QSC	47,939	161,289
Qatar Islamic Bank SAQ	35,199	176,913
Qatar National Bank QPSC	86,524	329,604
		723,313
Republic of Korea- 14.1%
Celltrion, Inc.	2,896	396,023
Ecopro BM Co. Ltd.(a)	820	141,502
Ecopro Co. Ltd.(a)	1,940	149,069
Hana Financial Group, Inc.	5,110	217,030
HLB, Inc.(a)	2,900	233,326
HMM Co. Ltd.	8,716	99,956
Hyundai Mobis Co. Ltd.	1,053	174,091
Hyundai Motor Co.	2,376	431,500
Kakao Corp.	5,531	194,491
KB Financial Group, Inc.	5,957	325,844
Kia Corp.	4,338	370,367
KT&G Corp.	1,902	123,029
LG Chem Ltd.	815	237,347
LG Corp.	1,943	111,623
LG Electronics, Inc.	1,888	126,905

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
Republic of Korea- 14.1% (Continued)
Meritz Financial Group, Inc.	1,668	$95,825
Naver Corp.	2,468	329,281
POSCO Future M Co. Ltd.	514	105,433
POSCO Holdings, Inc.	1,248	365,704
Samsung Biologics Co. Ltd.(a)(c)	363	205,125
Samsung C&T Corp.	1,441	156,497
Samsung Electronics Co. Ltd.	96,880	5,432,459
Samsung Fire & Marine Insurance Co. Ltd.	764	171,362
Samsung Life Insurance Co. Ltd.	1,364	86,354
Samsung SDI Co. Ltd.	946	297,058
Shinhan Financial Group Co. Ltd.	8,881	299,760
SK Hynix, Inc.	9,454	1,191,583
SK Telecom Co. Ltd.	2,675	99,289
Woori Financial Group, Inc.	10,973	112,977
		12,280,810

Saudi Arabia - 11.1%
ACWA Power Co.	4,197	447,649
Al Rajhi Bank	76,220	1,623,735
Alinma Bank	43,758	389,092
Arab National Bank	14,617	120,425
Bank AlBilad	14,184	135,008
Banque Saudi Fransi	17,350	169,540
Bupa Arabia for Cooperative Insurance Co.	1,512	97,236
Dr Sulaiman Al Habib Medical Services Group Co.	1,649	136,559
Elm Co.	514	125,341
Etihad Etisalat Co.	10,796	149,681
Riyad Bank	34,482	254,666
SABIC Agri-Nutrients Co.	4,627	142,859
Saudi Arabian Mining Co.(a)	23,599	318,378
Saudi Arabian Oil Co.(c)	470,403	3,775,165
Saudi Awwal Bank	19,457	211,658
Saudi Basic Industries Corp.	17,506	394,405
Saudi Telecom Co.	36,964	371,059
The Savola Group	10,129	136,382
The Saudi National Bank	73,297	734,807
		9,733,645

South Africa - 2.8%
Absa Group Ltd.	14,205	109,783
Anglogold Ashanti PLC	7,051	163,567
Bid Corp. Ltd.	5,975	137,010
Capitec Bank Holdings Ltd.	1,680	207,787

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
South Africa - 2.6% (Continued)
FirstRand Ltd.	93,110	$322,351
Gold Fields Ltd.	10,012	165,277
MTN Group Ltd.	29,562	142,271
Naspers Ltd.	3,011	577,103
Nedbank Group Ltd.	9,640	117,163
Sanlam Ltd.	35,523	128,418
Shoprite Holdings Ltd.	9,780	130,816
Standard Bank Group Ltd.	24,205	227,745
		2,429,291

Taiwan - 20.9%
Accton Technology Corp.	7,856	111,343
Alchip Technologies Ltd.	1,122	107,507
ASE Technology Holding Co. Ltd.	61,891	281,305
Asustek Computer, Inc.	10,199	134,684
Cathay Financial Holding Co. Ltd.	140,349	217,666
Chailease Holding Co. Ltd.	25,239	133,706
China Development Financial Holding Corp.(a)	275,693	115,571
China Steel Corp.	190,375	145,286
Chunghwa Telecom Co. Ltd.	71,290	271,481
CTBC Financial Holding Co. Ltd.	298,501	312,600
Delta Electronics, Inc.	32,647	321,337
E Ink Holdings, Inc.	11,774	75,933
E.Sun Financial Holding Co. Ltd.	238,269	200,497
eMemory Technology, Inc.	1,105	75,506
Evergreen Marine Corp. Taiwan Ltd.	27,793	161,746
First Financial Holding Co. Ltd.	179,070	150,407
Formosa Plastics Corp.	77,659	163,369
Fubon Financial Holding Co. Ltd.	128,298	272,261
Gigabyte Technology Co. Ltd.	8,083	74,222
Hon Hai Precision Industry Co. Ltd.	195,734	937,734
Hotai Motor Co. Ltd.	4,882	92,956
Hua Nan Financial Holdings Co. Ltd.	161,832	117,540
Largan Precision Co. Ltd.	1,558	104,546
Lite-On Technology Corp.	35,683	109,585
MediaTek, Inc.	23,832	726,042
Mega Financial Holding Co. Ltd.	184,700	226,890
Nan Ya Plastics Corp.	79,551	138,522
Novatek Microelectronics Corp.	9,348	177,417
Quanta Computer, Inc.	45,056	359,761
Realtek Semiconductor Corp.	7,538	119,915
Shanghai Commercial & Savings Bank Ltd.	46,819	66,788
SinoPac Financial Holdings Co. Ltd.	182,863	123,268

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
Taiwan - 20.9% (Continued)
Taishin Financial Holding Co. Ltd.	199,675	$110,072
Taiwan Cement Corp.	110,716	108,975
Taiwan Cooperative Financial Holding Co. Ltd.	163,411	131,484
Taiwan Mobile Co. Ltd.	41,417	132,282
Taiwan Semiconductor Manufacturing Co. Ltd.	413,377	10,029,109
Unimicron Technology Corp.	20,367	113,838
Uni-President Enterprises Corp.	78,130	183,556
United Microelectronics Corp.	188,850	294,045
Wistron Corp.	44,157	153,916
Wiwynn Corp.	1,425	103,280
Yageo Corp.	5,644	108,332
Yuanta Financial Holding Co. Ltd.	199,452	187,740
		18,284,020

Thailand - 2.0%
Advanced Info Service PCL	20,147	107,367
Airports of Thailand PCL	79,744	140,402
Bangkok Bank PCL	34,442	127,322
Bangkok Dusit Medical Services PCL	209,348	163,818
Central Pattana PCL	63,427	108,678
CP All PCL	113,656	176,342
Delta Electronics Thailand PCL	92,143	174,042
Gulf Energy Development PCL	125,185	135,961
Kasikornbank PCL	44,751	157,583
PTT Exploration & Production PCL	25,812	109,001
PTT PCL	254,087	231,393
SCB X PCL	49,313	141,712
True Corp. PCL(a)	1	—
		1,773,621

Turkey - 0.3%
BIM Birlesik Magazalar AS	8,713	104,116
Turk Hava Yollari AO(a)	13,942	140,340
		244,456

United Arab Emirates - 2.0%
Abu Dhabi Commercial Bank PJSC	56,655	128,800
Abu Dhabi Islamic Bank PJSC	43,716	132,830
Aldar Properties PJSC	74,328	110,493
Dubai Electricity & Water Authority PJSC	173,923	111,280
Dubai Islamic Bank PJSC	100,745	152,507
Emaar Properties PJSC	121,846	272,361
Emirates NBD Bank PJSC	47,195	218,442

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.6% (CONTINUED)	Shares	Value
United Arab Emirates - 2.0% (Continued)
Emirates Telecommunications Group Co. PJSC	68,922	$319,005
First Abu Dhabi Bank PJSC	101,104	343,537
		1,789,255

TOTAL COMMON STOCKS (Cost $74,930,008)		84,255,521

PREFERRED STOCKS - 3.0%
Brazil - 2.0%
Banco Bradesco SA, 0.00%,	100,876	272,559
Itau Unibanco Holding SA, 0.00%,	94,344	570,504
Itausa SA, 0.00%,	105,943	195,050
Petroleo Brasileiro SA, 0.00%,	89,931	726,015
		1,764,128

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, 0.00%,	2,758	125,971

Republic of Korea - 0.9%
Samsung Electronics Co. Ltd., 0.00%,	16,300	768,946
TOTAL PREFERRED STOCKS (Cost $2,607,982)		2,659,045

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mexico - 0.1%
Fibra Uno Administracion SAB de CV	77,905	111,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,864)		111,509

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 5.23%(d)	1,407,289	1,407,289
TOTAL SHORT-TERM INVESTMENTS (Cost $1,407,289)		1,407,289

TOTAL INVESTMENTS - 101.3% (Cost $79,057,143)		$88,433,364
Liabilities in Excess of Other Assets - (1.3)%		(1,095,659)
TOTAL NET ASSETS - 100.0%		$87,337,705

Percentages are stated as a percent of net assets.

PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $4,697,715 or 5.4% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.

STRIVE EMERGING MARKETS EX-CHINA ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE EMERGING MARKETS EX-CHINA ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$84,255,521	$—	$—	$84,255,521
Preferred Stocks	2,659,045	—	—	2,659,045
Real Estate Investment Trusts	111,509	—	—	111,509
Money Market Funds	1,407,289	—	—	1,407,289
Total Investments in Securities	$88,433,364	$—	$—	$88,433,364
Refer to the Schedule of Investments for country classifications.
During the fiscal period ended April 30, 2024, Strive Emerging Markets Ex-China ETF invested in a Level 3 investment and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Strive Emerging Markets Ex-China ETF
Rights
Value, Beginning of Period	$275,658
Purchases	—
Proceeds from Sales	(267,243)
Net Realized Gains (Losses)	143,087
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	(151,502)
Transfers In/(Out) of Level 3	—
Value, End of Period	$—